Operating Leases (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases incremental borrowing rate	8.00%		8.00%
Lease costs	$ 24,207	$ 24,573	$ 98,020	$ 88,237